Segment and Geographic Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment and Geographic Information
Number of reportable segments | segment	1		1
Revenue	$ 365,471		$ 542,166
Cost of Goods Sold	238,592		448,095
Operating expenses:
General and administrative expenses	4,763,716	$ 1,110,229	5,579,218	$ 6,283,770
Research and development expenses	1,018,352	875,342	3,400,021	3,238,925
Depreciation and amortization	8,215	8,119	32,564	36,634
Total operating expenses	5,790,283	1,993,690	9,011,803	9,559,329
Loss from operations	(5,663,404)	(1,993,690)	(8,917,732)	(9,559,329)
Other income (expense):
Interest expense	(723,467)	(2,872,951)	(12,364,656)	(10,251,094)
Change in fair value of derivative liabilities	(827,445)	(541,639)	(7,404,768)	649,244
Change in fair value of warrant liabilities	223,162	(13,043,192)	5,783,073	(16,371,612)
Other income (expense), net		14,019	(161,712)
Total other income (expense):	2,975,967	(16,443,763)	(14,148,063)	(25,973,462)
Net loss	$ (2,687,437)	$ (18,437,453)	(23,065,795)	(35,532,791)
Single reportable segment
Segment and Geographic Information
Revenue			542,166	0
Cost of Goods Sold			448,095
Operating expenses:
General and administrative expenses			5,579,218	6,283,770
Research and development expenses			3,400,021	3,238,925
Depreciation and amortization			32,564	36,634
Total operating expenses			9,011,803	9,559,329
Loss from operations			(8,917,732)	(9,559,329)
Other income (expense):
Interest expense			(12,364,656)	(10,251,094)
Change in fair value of derivative liabilities			(7,404,768)	649,244
Change in fair value of warrant liabilities			5,783,073	(16,371,612)
Other income (expense), net			(161,712)
Total other income (expense):			(14,148,063)	(25,973,462)
Net loss			$ (23,065,795)	$ (35,532,791)